Significant Accounting Policies (Details) - USD ($)	Sep. 30, 2021	Feb. 23, 2021
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares	20,400,000
Federal depository insurance coverage	$ 250,000
Private Placement Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares	8,900,000
IPO [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares	11,500,000
Common Class B [Member]
Significant Accounting Policies (Details) [Line Items]
Common stock subject to forfeiture shares		1,125,000